UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2016 Fair Value
	Investments in Securities – 114.01%
	Common Stock – 113.08%
	United States – 86.55%
	Aerospace / Defense – 0.20%
12,220	Northrop Grumman Corp.		$2,614,469

	Apparel Manufacturers – 1.11%
164,829	Carter’s, Inc.	(a)	14,292,322

	Applications Software – 4.74%
1,055,600	Microsoft Corp.	(a)	60,802,560

	Auction House / Art Dealer – 0.82%
243,280	KAR Auction Services, Inc.		10,499,965

	Commercial Services – 1.73%
197,300	Cintas Corp.		22,215,980

	Commercial Services - Finance – 4.78%
140,560	FleetCor Technologies, Inc.*	(a)	24,419,489
261,020	Global Payments, Inc.		20,035,895
48,800	PayPal Holdings, Inc.*		1,999,336
134,180	Sabre Corp.		3,781,192
196,170	Vantiv, Inc., Class A*		11,038,486
			61,274,398

	Computer Aided Design – 0.55%
149,978	Aspen Technology, Inc.*	(a)	7,017,471

	Computer Software – 1.62%
647,720	SS&C Technologies Holdings, Inc.	(a)	20,824,198

	Computers – 2.81%
318,600	Apple, Inc.	(a)	36,017,730

	Data Processing / Management – 1.95%
324,020	Fidelity National Information Services, Inc.	(a)	24,959,261

	E-Commerce / Products – 3.52%
54,000	Amazon.com, Inc.*	(a)	45,214,740

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 3.67%
313,700	Microchip Technology, Inc.		$19,493,318
508,150	Xilinx, Inc.	(a)	27,612,871
			47,106,189

	Electronic Design Automation – 6.60%
1,388,810	Cadence Design Systems, Inc.*	(a)	35,456,319
829,352	Synopsys, Inc.*	(a)	49,222,041
			84,678,360

	Entertainment Software – 5.24%
720,930	Activision Blizzard, Inc.		31,937,199
413,680	Electronic Arts, Inc.*		35,328,272
			67,265,471

	Finance - Credit Card – 6.12%
410,660	Mastercard, Inc., Class A	(a)	41,792,868
444,680	Visa, Inc., Class A	(a)	36,775,036
			78,567,904

	Finance - Other Services – 6.05%
314,960	CME Group, Inc.		32,919,619
165,740	Intercontinental Exchange, Inc.	(a)	44,643,727
			77,563,346

	Internet Content - Entertainment – 3.05%
304,550	Facebook, Inc., Class A*		39,064,628

	Medical - Biomedical / Genetics – 4.74%
104,640	Alexion Pharmaceuticals, Inc.*		12,822,586
458,940	Celgene Corp.*	(a)	47,972,998
			60,795,584

	Medical - Drugs – 1.43%
79,780	Allergan PLC*		18,374,132

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Outpatient / Home Medical – 1.29%
509,843	Premier, Inc., Class A*		$16,488,323

	Medical - Wholesale Drug Distribution – 0.72%
114,720	AmerisourceBergen Corp.		9,267,082

	REITS - Diversified – 5.63%
364,570	American Tower Corp.		41,316,718
85,730	Equinix, Inc.		30,884,232
			72,200,950

	Resorts / Theme Parks – 1.28%
306,600	Six Flags Entertainment Corp.		16,436,826

	Retail - Automobile – 0.31%
73,220	Copart, Inc.*		3,921,663

	Retail - Building Products – 0.86%
152,900	Lowe’s Cos., Inc.		11,040,909

	Retail - Discount – 7.05%
196,450	Costco Wholesale Corp.	(a)	29,960,589
143,610	Dollar General Corp.	(a)	10,051,264
638,932	Dollar Tree, Inc.*	(a)	50,430,903
			90,442,756

	Retail - Drug Stores – 2.00%
317,700	Walgreens Boots Alliance, Inc.		25,612,974

	Retail – Perfume & Cosmetics – 0.94%
50,500	Ulta Salon Cosmetics & Fragrance, Inc.*		12,017,990

	Semiconductor Components - Integrated Circuits – 1.23%
244,700	Analog Devices, Inc.	(a)	15,770,915

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 4.51%
697,700	Applied Materials, Inc.		$21,035,655
214,940	Lam Research Corp.	(a)	20,356,968
764,090	Teradyne, Inc.		16,489,062
			57,881,685
	Total United States (Cost $961,943,279)		$1,110,230,781

	China – 11.01%
	E-Commerce / Products – 3.44%
315,500	Alibaba Group Holding Ltd. - Sponsored ADR*		33,376,745
732,440	Vipshop Holdings, Ltd. - Sponsored ADR*		10,744,895
			44,121,640

	Entertainment Software – 4.59%
244,700	NetEase, Inc. - Sponsored ADR		58,918,866

	Internet Application Software – 2.63%
1,228,400	Tencent Holdings, Ltd.		33,735,216

	Web Portals / ISP – 0.35%
24,267	Baidu, Inc. - Sponsored ADR*		4,418,293
	Total China (Cost $115,060,816)		$141,194,015

	France – 0.52%
	Entertainment Software – 0.52%
178,244	UBISOFT Entertainment*		6,730,424
	Total France (Cost $4,224,809)		$6,730,424

	Hong Kong – 2.58%
	Alternative Waste Technology – 2.58%
27,832,633	China Everbright International, Ltd.		33,086,384
	Total Hong Kong (Cost $8,020,077)		$33,086,384

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2016 Fair Value
	Common Stock – (continued)
	Israel – 0.34%
	Electronic Components - Semiconductors – 0.34%
285,700	Tower Semiconductor, Ltd.*	$4,336,926
	Total Israel (Cost $4,354,847)	$4,336,926

	Japan – 12.08%
	Audio / Video Products – 2.98%
1,174,100	Sony Corp.	38,179,824

	Chemicals - Diversified – 1.00%
565,400	Hitachi Chemical Co., Ltd.	12,875,147

	Chemicals - Speciality – 0.99%
183,100	Shin-Etsu Chemical Co., Ltd.	12,660,404

	Cosmetics & Toiletries – 1.07%
522,900	Shiseido Co., Ltd.	13,758,512

	E-Commerce / Products – 0.62%
610,300	Rakuten, Inc.	7,901,020

	Electric Products - Miscellaneous – 1.42%
334,200	Mabuchi Motor Co., Ltd.	18,283,246

	Electronic Components - Miscellaneous – 0.71%
385,700	Alps Electric Co., Ltd.	9,141,090

	Entertainment Software – 1.02%
380,833	Square Enix Holdings Co., Ltd.	13,049,719

	Finance - Other Services – 1.50%
1,246,578	Japan Exchange Group, Inc.	19,265,084

	Metal Products - Distribution – 0.77%
533,174	MISUMI Group, Inc.	9,919,436
	Total Japan (Cost $132,719,114)	$155,033,482
	Total Common Stock (Cost $1,226,322,942)	$1,450,612,012

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Par		September 30, 2016 Fair Value
	Convertible Bonds – 0.12%
	United States – 0.12%
	E-Commerce / Services – 0.12%
1,212,000	The Priceline Group, Inc., 0.35%, due 06/15/2020	$1,557,420
	Total United States (Cost $1,543,785)	$1,557,420
	Total Convertible Bonds (Cost $1,543,785)	$1,557,420

Contracts
	Purchased Options – 0.81%
	Equity Options – 0.80%
	Equity Call Options – 0.73%
	United States – 0.65%
	Auto - Cars / Light Trucks – 0.02%
9,640	Ford Motor Co., 01/20/2017, $12.75	308,480

	Diversified Manufacturing Operations – 0.02%
3,200	General Electric Co., 01/20/2017, $30	262,400

	E-Commerce / Services – 0.15%
146	The Priceline Group, Inc., 01/20/2017, $1,460	1,328,600
2,959	Zillow Group, Inc., 11/18/2016, $35	550,374
		1,878,974

	Electronic Components - Semiconductors – 0.18%
7,354	Intel Corp., 11/18/2016, $35	2,279,740

	Internet Content - Entertainment – 0.17%
2,165	Netflix, Inc., 03/17/2017, $100	2,208,300

	Oil Companies - Integrated – 0.05%
6,089	Exxon Mobil Corp., 10/21/2016, $97.5	18,267
3,441	Exxon Mobil Corp., 01/20/2017, $90	643,467
		661,734

	Sector Fund – 0.06%
7,222	Utilities Select Sector SPDR Fund, 12/16/16, $53	144,440

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Contracts		September 30, 2016 Fair Value
	Purchased Options – (continued)
	Equity Options – (continued)
	Equity Call Options – (continued)
	United States – (continued)
	Sector Fund – (continued)
4,882	Utilities Select Sector SPDR Fund, 01/20/2017, $50	$595,604
		740,044
	Total United States (Cost $8,667,449)	$8,339,672

	China – 0.08%
	E-Commerce / Products – 0.08%
4,411	JD.com, Inc., 12/16/2016, $25	1,040,996
	Total China (Cost $584,166)	$1,040,996
	Total Equity Call Options (Cost $9,251,615)	$9,380,668

	Equity Put Options – 0.07%
	United States – 0.07%
	Motorcycle / Motor Scooter – 0.07%
3,241	Harley-Davidson, Inc., 10/21/2016, $52.50	816,732
	Total United States (Cost $909,733)	$816,732
	Total Equity Put Options (Cost $909,733)	$816,732
	Total Equity Options (Cost $10,161,348)	$10,197,400

	Currency Call Options – 0.01%
	United States – 0.01%
49,025,840	USD-CNH, 06/30/2017, $7.50	179,024
	Total United States (Cost $1,147,793)	$179,024
	Total Currency Call Options (Cost $1,147,793)	$179,024
	Total Purchased Options (Cost $11,309,141)	$10,376,424

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

September 30, 2016 Fair Value

Total Investments in Securities (Cost $1,239,175,868) – 114.01%	$1,462,545,856

Other Liabilities, in Excess of Assets – (14.01%)**	(179,767,714)

Members’ Capital – 100.00%	$1,282,778,142

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $123,192,139 invested in a Cash Reserve Account at the Bank of New York Mellon, which is 9.60% of Members’ Capital and foreign currency with a U.S. Dollar value $5,616,467 held in BNY Mellon Custody Foreign Cash Account, which is 0.44% of Members’ Capital. $86,963,433 is restricted cash and is in a segregated account.

ADR	American Depository Receipt

CNH	Chinese Renminbi Yuan

SPDR	Standard & Poor’s Depository Receipt

USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2016 Fair Value
	Securities Sold, Not Yet Purchased – 38.23%
	Common Stock – 38.23%
	United States – 23.91%
	Appliances – 0.77%
60,900	Whirlpool Corp.	$9,875,544

	Auto - Cars / Light Trucks – 0.46%
488,210	Ford Motor Co.	5,892,695

	Beverages Non - Alcoholic – 0.88%
266,640	The Coca-Cola Co.	11,284,205

	Casino Hotels – 1.15%
256,200	Las Vegas Sands Corp.	14,741,748

	Commercial Services - Finance – 0.68%
415,750	The Western Union Co.	8,655,915

	Computer Services – 0.70%
288,730	Teradata Corp.*	8,950,630

	Computers - Memory Devices – 1.02%
210,400	Seagate Technology PLC	8,110,920
84,940	Western Digital Corp.	4,966,442
		13,077,362

	Cosmetics & Toiletries – 0.98%
140,570	The Procter & Gamble Co.	12,616,157

	Cruise Lines – 0.33%
85,400	Carnival Corp.	4,169,228

	Diversified Manufacturing Operations – 0.95%
411,700	General Electric Co.	12,194,554

	E-Commerce / Services – 1.25%
6,900	The Priceline Group, Inc.*	10,153,281
170,810	Zillow Group, Inc.*	5,918,566
		16,071,847

	Electric - Integrated – 2.79%
170,800	Dominion Resources, Inc. (VA)	12,685,316
147,400	Duke Energy Corp.	11,797,896

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electric - Integrated (continued)
219,600	The Southern Co.	$11,265,480
		35,748,692

	Electronic Components - Semiconductors – 0.90%
305,800	Intel Corp.	11,543,950

	Industrial Automation / Robotics – 0.32%
33,080	Rockwell Automation, Inc.	4,047,007

	Internet Content - Entertainment – 0.93%
121,200	NetFlix, Inc.*	11,944,260

	Motorcycle / Motor Scooter – 0.32%
77,210	Harley-Davidson, Inc.	4,060,474

	Oil Companies - Integrated – 1.29%
189,720	Exxon Mobil Corp.	16,558,762

	REITS - Apartments – 0.79%
120,370	Camden Property Trust	10,079,784

	REITS - Diversified – 0.75%
95,200	Vornado Realty Trust	9,635,192

	REITS - Office Property – 0.58%
55,000	Boston Properties, Inc.	7,495,950

	Rental Auto / Equipment – 0.52%
196,200	Avis Budget Group, Inc.	6,712,002

	Retail - Apparel / Shoes – 0.23%
538,600	Ascena Retail Group, Inc.*	3,010,774

	Retail - Arts & Crafts – 0.36%
189,200	The Michaels Cos., Inc.*	4,572,964

	Retail - Automobile – 0.53%
128,100	CarMax, Inc.*	6,834,135

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2016 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Bedding – 0.73%
217,500	Bed, Bath & Beyond, Inc.*	$9,376,425

	Retail - Discount – 0.96%
180,210	Target Corp.	12,376,823

	Retail - Regional Department Stores – 0.88%
95,040	Dillard’s, Inc., Class A	5,988,470
122,000	Kohl’s Corp.	5,337,500
		11,325,970

	Sector Fund - Technology – 0.40%
73,200	VanEck Vectors Semiconductor ETF	5,085,204

	Sector Fund - Utility – 1.46%
383,200	Utilities Select Sector SPDR Fund	18,772,968
	Total United States (Proceeds $303,236,918)	$306,711,221

	China – 0.93%
	Computers – 0.28%
5,510,000	Lenovo Group, Ltd.	3,651,563

	E-Commerce / Products – 0.50%
244,100	JD.com, Inc. – Sponsored ADR*	6,368,569

	Metal Processors & Fabrication – 0.15%
4,014,000	China Zhongwang Holdings, Ltd.	1,935,589
	Total China (Proceeds $11,787,851)	$11,955,721

	Hong Kong – 2.69%
	Casino Hotels – 0.62%
489,600	Melco Crown Entertainment, Ltd. – Sponsored ADR	7,887,456

	Distribution / Wholesale – 0.29%
7,313,000	Li & Fung, Ltd.	3,743,261

	Finance - Other Services – 1.08%
526,915	Hong Kong Exchanges and Clearing, Ltd.	13,845,506

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2016 Fair Value
	Common Stock – (continued)
	Hong Kong – (continued)
	Gas - Distribution – 0.70%
4,780,600	Hong Kong & China Gas Co., Ltd.	$9,023,761
	Total Hong Kong (Proceeds $32,441,518)	$34,499,984

	India – 0.60%
	Computer Services – 0.60%
487,600	Infosys, Ltd. - Sponsored ADR	7,694,328
	Total India (Proceeds $7,782,297)	$7,694,328

	Ireland – 0.82%
	Computer Services – 0.82%
85,600	Accenture PLC, Class A	10,457,752
	Total Ireland (Proceeds $9,548,371)	$10,457,752

	Japan – 6.07%
	Auto - Cars / Light Trucks – 1.07%
118,300	Toyota Motor Corp. - Sponsored ADR	13,729,898

	Chemicals - Diversified – 0.42%
366,100	Kuraray Co., Ltd.	5,390,319

	Diversified Manufacturing Operations – 0.75%
2,923,000	Toshiba Corp.	9,669,649

	Electric - Integrated – 0.73%
1,038,717	The Kansai Electric Power Co., Inc.*	9,387,509

	Gas - Distribution – 0.82%
2,381,951	Tokyo Gas Co., Ltd.	10,528,342

	Office Automation & Equipment – 0.77%
343,700	Canon, Inc.	9,922,469

	Photo Equipment & Supplies – 0.97%
337,700	FUJIFILM Holdings Corp.	12,398,740

	Retail - Apparel / Shoes – 0.54%
21,500	Fast Retailing Co., Ltd.	6,855,571
	Total Japan (Proceeds $73,179,869)	$77,882,497

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2016 Fair Value
	Common Stock – (continued)
	Macau – 0.41%
	Casino Hotels – 0.41%
1,213,600	Sands China, Ltd.	$5,265,319
	Total Macau (Proceeds $4,310,995)	$5,265,319

	Netherlands – 1.51%
	Semiconductor Equipment – 1.51%
176,600	ASML Holding NV	19,351,828
	Total Netherlands (Proceeds $15,932,018)	$19,351,828

	Switzerland – 0.47%
	Computers - Peripheral Equipment – 0.47%
270,252	Logitech International SA	6,069,860
	Total Switzerland (Proceeds $3,705,388)	$6,069,860

	Taiwan – 0.82%
	Electronic Components - Miscellaneous – 0.42%
1,459,100	AU Optronics Corp. - Sponsored ADR	5,325,715

	Semiconductor Components - Integrated Circuits – 0.40%
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,187,461
	Total Taiwan (Proceeds $12,192,425)	$10,513,176

	Total Common Stock (Proceeds $474,117,650)	$490,401,686

	Total Securities Sold, Not Yet Purchased (Proceeds $474,117,650)	$490,401,686

*	Non-income producing security.

ADR	American Depository Receipt

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - 2.31%
	Total Return Swap Contracts - Long - 1.72%
	United States – 0.83%
	Web Portals / ISP - 0.83%

$55,903,960	6/1/2018	Alphabet Inc., Class A	$10,669,007

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.

	Total United States		$10,669,007

	Denmark – (0.02%)
	Commercial Services - Finance - (0.02%)

3,797,768	1/4/2019	Nets A/S	(263,087)

		Agreement with Morgan Stanley, dated 09/23/2016 to receive the total return of the shares of Nets A/S in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Denmark		$(263,087)

	Japan – 0.02%
	Television - 0.02%

2,149,651	12/24/2019	Nippon Television Holdings, Inc.	218,874

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.60%*.

	Total Japan		$218,874

	Luxembourg – (0.06%)
	Retail - Discount - (0.06%)

4,343,798	12/13/2018	B&M European Value Retail SA	(778,728)

		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Luxembourg		$(778,728)

	South Korea – 0.92%
	Electronic Components - Semiconductors - 0.92%

51,260,228	12/28/2018	Samsung Electronics Co., Ltd	11,798,190

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.

	Total South Korea		$11,798,190

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Spain – 0.03%
	Satellite Telecommunications - 0.03%

$7,093,314	1/4/2019	Cellnex Telecom SAU	$393,871

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.

	Total Spain		$393,871
	Total Return Swap Contracts - Long		$22,038,127

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 0.59%
	Australia - (0.19%)
	Commercial Banks - Non-US - (0.20%)

$12,438,981	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(2,111,497)

		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

10,939,717	12/27/2019	Westpac Banking Corp.	(483,828)

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			(2,595,325)

	Food - Retail - 0.01%

17,821,580	12/27/2019	Wesfarmers, Ltd.	(2,216,709)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

21,299,103	12/27/2019	Woolworths, Ltd.	2,322,263

		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			105,554
	Total Australia		$(2,489,771)

	Japan – 0.14%
	Building Products - Doors & Windows - (0.08%)

8,127,781	12/24/2019	Asahi Glass Co., Ltd.	(1,055,337)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Computer - Integrated Systems - (0.02%)

$9,850,162	12/24/2019	NTT Data Corp.	$(207,048)

		Agreement with Morgan Stanley, dated 06/09/2016 to deliver the total return of the shares of NTT Data Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Electric - Integrated - 0.13%

10,571,856	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	1,715,815

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Office Automation & Equipment - 0.02%

14,139,979	12/24/2019	Ricoh Co., Ltd.	282,110

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.

	Photo Equipment & Supplies - 0.09%

11,244,825	12/24/2019	Konica Minolta, Inc.	1,146,073

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.

	Total Japan		$1,881,613

	South Korea – (0.18%)
	Electronic Components - Semiconductors - (0.18%)

7,074,467	4/2/2019	SK Hynix, Inc.	(2,275,052)

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total South Korea		$(2,275,052)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Spain – 0.03%
	Food - Retail - 0.03%

$5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	$365,799

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Spain		$365,799

	Switzerland – 0.38%
	Retail - Jewelry - 0.38%

10,024,171	5/10/2017	Cie Financiere Richemont SA	857,309

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%*.

13,999,247	5/10/2017	The Swatch Group AG	3,247,405

		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%*.

3,385,443	12/13/2018	The Swatch Group AG	786,074

		Agreement with Morgan Stanley, dated 06/26/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%*.

	Total Switzerland		$4,890,788

	Taiwan – 0.10%
	Computers - (0.08%)

2,515,455	1/25/2018	Foxconn Technology Co., Ltd.	(1,052,176)

		Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.33%*.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Computers - Peripheral Equipment - 0.24%

$14,148,360	1/25/2018	Innolux Display Corp.	$3,077,815

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%*.

	Electronic Components - Miscellaneous - 0.04%

11,490,601	1/25/2018	AU Optronics Corp.	1,698,776

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%*.

17,725,840	1/25/2018	Hon Hai Precision Industry Co., Ltd.	(1,140,041)

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			558,735

	Metal Processors & Fabricators - (0.11%)

8,336,189	1/25/2018	Catcher Technology Co., Ltd.	(1,432,716)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.75%*.

	Semiconductor Components - Integrated Circuits - 0.01%

2,752,638	1/25/2018	United Microelectronics Corp.	118,665

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

	Total Taiwan		$1,270,323

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date		September 30, 2016 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	United Kingdom – 0.31%
	Food - Retail - 0.10%

5,836,659	12/13/2018	J Sainsbury PLC	$371,493

		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

4,850,883	12/13/2018	Tesco PLC	876,274

		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

			1,247,767
	Retail - Apparel / Shoe - 0.06%

7,387,670	12/13/2018	Next PLC	829,436

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

	Retail - Major Dept Store - 0.15%

9,922,382	12/13/2018	Marks & Spencer Group PLC	1,886,990

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.

	Total United Kingdom		$3,964,193
	Total Return Swap Contracts - Short		$7,607,893
	Total Swap Contracts, net		$29,646,020

*Financing rate is variable. Rate indicated is as of September 30, 2016.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	September 30, 2016 Fair Value

Forward Contracts - 0.07%
Buy Contracts - 0.07%
United States - 0.07%

Morgan Stanley & Co., LLC	June 2017	CNH	(332,591,299)	USD	50,703,758	$908,093
Total United States						$908,093
Total Buy Contracts						$908,093
Total Forward Contracts						$908,093

CNH	Chinese Renminbi Yuan

USD	United States Dollar

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Company’s investment at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$1,450,612,012	Common Stock	$490,401,686
Equity Options	10,197,400	Equity Options	—

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Convertible Bonds	1,557,420	Convertible Bonds	—
Total Return Swaps	42,662,239	Total Return Swaps	13,016,219
Forward Contracts	908,093	Forward Contracts	—
Currency Options	179,024	Currency Options	—

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	—	Unobservable Inputs	—

Total	$1,506,116,188	Total	$503,417,905

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11-15-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11-15-2016

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	11-15-2016

* Print the name and title of each signing officer under his or her signature.